As filed with the Securities and Exchange Commission May 19, 2016
Securities Act of 1933 Registration Number: 002-96141
Investment Company Act of 1940 Registration Number: 811-04244

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
_____________________________________________

FORM N-1A
REGISTRATION STATEMENT
UNDER
THESECURITIES ACT OF 1933
Post-Effective Amendment No. 50

AND

REGISTRATION STATEMENT
UNDER
THEINVESTMENT COMPANY ACT OF 1940
Amendment No. 44
_____________________________________________________________________________________________

SOUND SHORE FUND, INC.
(Exact name of Registrant as Specified in Charter)
_____________________________________________

Three Canal Plaza, Suite 600
Portland, Maine 04101
(Address of Principal Executive Offices)

Registrant's Telephone Number, including area code: 800-551-1980

Lowell Haims
Sound Shore Management, Inc.
8 Sound Shore Drive
Greenwich, Connecticut 06830
(Name and Address of Agent for Service):

Copies to:

Margaret Bancroft, Esq.
Dechert LLP
1095 Avenue of the Americas, 30th Floor
New York, NY 10036-6797

It is proposed that this filing will become effective:

[X]      immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[   ]      on ______ pursuant to Rule 485, paragraph (b)(1)
[   ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[   ]      on ______ pursuant to Rule 485, paragraph (a)(1)
[   ]      75 days after filing pursuant to Rule 485, paragraph (a)(2)
[   ]      on ______ pursuant to Rule 485, paragraph (a)(2)
[   ]      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and that it has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, and State of Connecticut on  May 19, 2016 .

SOUND SHORE FUND, INC.

/s/ T. Gibbs Kane, Jr., President
T. Gibbs Kane, Jr., as President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on the 19th day of May, 2016 .

(a) Principal Executive Officer

/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr.
Principal Executive Officer

(b) Principal Financial Officer

/s/ Charles S. Todd
Charles S. Todd
Principal Financial Officer

(c) All of the Directors

T. Gibbs Kane, Jr., Director*
Harry Burn, III, Director*
Harry W. Clark, Director*
H. Williamson Ghriskey, Jr., Director*
David Blair Kelso, Director*

By: /s/ Gino Malaspina
Gino Malaspina
As Attorney-in-fact
*Pursuant to powers of attorney filed as Other Exhibits to Post-Effective Amendment No. 49.

EXHIBITS LIST

EXHIBIT

XBRL Instance Document	Ex-101.INS
XBRL Schema Document	Ex-101.SCH
XBRL Definition Linkbase Document	Ex-101.DEF
XBRL Label Linkbase Document	Ex-101.LAB
XBRL Presentation Linkbase Document	Ex-101.PRE